Fair Value Measurements (Tables)	6 Months Ended
Sep. 30, 2020
Schedule of fair value on a recurring basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

September 30, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets held in Trust Account:
U.S. Treasury Securities	$500,000,000	$—	$—	$500,000,000
Total	$500,000,000	$—	$—	$500,000,000